Regulatory Matters (Regulatory capital amounts and ratios) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	$ 77,746,000	$ 70,598,000
Actual, Ratio	20.60%	17.80%
For Capital Adequacy, Amount	15,073,400	15,893,920
For Capital Adequacy, Ratio	4.00%	4.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	89,915,000	84,529,000
Actual, Ratio	23.90%	21.30%
For Capital Adequacy, Amount	30,146,800	31,788,040
For Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	77,746,000	70,598,000
Actual, Ratio	9.50%	8.30%
For Capital Adequacy, Amount	32,778,400	34,078,920
For Capital Adequacy, Ratio	4.00%	4.00%
Security Federal Bank [Member]
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	87,222,000	81,624,000
Actual, Ratio	23.20%	20.60%
For Capital Adequacy, Amount	15,061,720	15,883,000
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	22,592,580	23,825,220
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	91,973,000	86,652,000
Actual, Ratio	24.40%	21.80%
For Capital Adequacy, Amount	30,123,440	31,766,960
For Capital Adequacy, Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	37,654,300	39,708,700
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	87,222,000	81,624,000
Actual, Ratio	10.60%	9.60%
For Capital Adequacy, Amount	32,792,480	34,068,520
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 40,990,600	$ 42,585,650
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%